5. Risk Management (Details) ¥ in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing - US$	R$ 4,615,476			R$ 3,972,200
Borrowings and financing - Yen	2,026,726			1,692,713
Interest and charges from borrowings and financing - US$	40,193			26,628
Interest and charges from borrowings and financing - Yen	12,517			10,834
Total exposure	6,694,912			5,702,375
Borrowing cost - US$	(22,390)			(26,454)
Borrowing cost - Yen	(3,113)			(3,100)
Total foreign currency-denominated borrowings	R$ 6,669,409			R$ 5,672,821
Foreign currency
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing - US$ | $		$ 1,191,152			$ 1,200,786
Borrowings and financing - Yen | ¥			¥ 57,463,173			¥ 57,575,271